UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22164

PSP Family of Funds

(Exact name of registrant as specified in charter)

1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Address of principal executive offices)(Zip Code)

Sean McCooey, 1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 318-2804

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSP Multi-Manager Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 90.17%

Air Transportation - 0.89%
1,145	Air France-KLM *	7,970

Aircraft & Parts - 3.21%
271	Airbus Group SE	16,021
11	Dassault Aviation SA	12,586
		28,607
Apparel, Footwear, Acc Design - 1.67%
3,531	Geox SpA *	14,850

Asset Management - 2.13%
5,451	IP Group Plc. (*)(**)	18,958

Auto Controls for Regulating Residential & Commercial Environments - 0.88%
155	Ingersoil Rand, Plc.	7,869

Banks - 2.06%
16,130	Lloyds Banking Group Plc **	18,337

Banks - Regional Europe - 1.87%
4,717	Intesa Sanpaolo S.p.A.	16,633

Beverages - 2.00%
189	PepsiCo., Inc. **	17,823

Building Maintenance Services - 1.57%
1,404	Caverion Corp.	14,024

Cable & Other Pay Television Services - 2.91%
162	The Madison Square Garden Co. *	11,687
380	Starz	14,189
		25,876
Consumer Electronic Devices - 1.59%
248	Groupe FNAC *	14,157

Electrical Components - 5.20%
534	Legrand SA	28,302
499	TKH Group NV	18,039
		46,341
Employment & Outsourcing Services - 1.36%
2,037	CPL Resources Plc.	12,120

Exploration and Production - 1.13%
31,255	Lekoil Ltd. *	10,043

Gold & Silver Ores - 0.28%
346	Mag Silver Corp. (*)(**)	2,464

Grocery Stores - 2.81%
2,501	J. Sainsbury Plc.	9,811
3,139	Ocado Group Plc. *	15,189
		25,000
Health Care Supplies - 1.17%
86	Essilor International SA	10,464

Information Technology Services - 3.65%
762	Amadeus IT Holding SA	32,544

Infrastructure Construction - 1.90%
5,223	Grupo Empresarial San Jose SA	16,894

Loan Brokers - 1.78%
2,969	NH Hotel Group	15,857

Marine Shipping - 1.69%
19,149	D'Amico International Shipping SA *	15,019

Measurement Instruments - 1.46%
491	Vaisala OYJ Class A	13,007

Medical Devices - 2.94%
800	Smith & Nephew Plc.	13,790
43	Straumann Holding AG **	12,370
		26,160
Mortgage Finance - 1.56%
1,500	Gruppo MutuiOline S.p.A.	13,910

Petroleum Refining - 0.75%
133	Hess Corp. **	6,658

Pharmaceuticlas Preparations - 6.99%
497	Abbotts Laboratories **	19,989
412	GlaxoSmithKline Plc.	7,852
188	Mylan, Inc. (*) (**)	7,571
566	Pfizer, Inc. **	17,778
220	Zoetis, Inc. Class-A **	9,060
		62,250
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 2.98%
626	Dow Chemical Co.	26,542

Power Generation - 0.96%
6,918	Falck Renewables S.p.A.	8,580

Publishing & Broadcasting - 15.82%
691	Alma Media OYJ	1,992
504	Axel Springer SE **	28,111
727	Gray Television, Inc. (*) (**)	92,777
3,100	Mediaset	14,236
1,018	Promotora de Informaciones SA *	3,810
		140,926
Radio & TV Broadcasting & Communications Equipment - 0.54%
89	QUALCOMM, Inc.	4,782

Real Estate - 3.02%
38,701	Inmobiliaria Colonial SA *	26,896

Renewable Energy Equipment - 0.85%
7,822	Mytrah Energy, Ltd. *	7,579

Resorts & Casinos - 1.00%
11,588	Sportech Plc. (*)(**)	8,926

Retail- Department Stores - 2.16%
196	Dillard's, Inc.	17,128
231	J.C. Penney Co., Inc. (*) (**)	2,146
		19,274
Retail-Drug Stores and Proprietary Stores - 0.73%
1,071	Rite Aid Corp. *	6,501

Retail-Food Stores - 1.10%
301	Vitamin Shoppe, Inc. *	9,825

Services-Auto Rental & Leasing - 1.12%
594	Hertz Global Holdings, Inc. (*) (**)	9,938

Services-Computer Integrated Systems Design - 0.21%
66	Yahoo! Inc. (*) (**)	1,908

Services-Detective, Guard & Armored Car Services - 1.66%
495	ADT Corp. **	14,801

Services-Prepackaged Software - 1.04%
301	Activision Blizzard, Inc. **	9,298

Specialty Chemicals - 3.58%
284	Clariant AG	4,784
209	Imerys SA	13,401
298	Koninklijke DSM NV	13,716
		31,902
Specialty Pharma - 3.59%
646	BioGaia AB	21,371
1,790	Magforce AG *	10,598
		31,969
Sporting Goods - 2.01%
1,837	XXL ASA	17,896

Sugar & Confectionery Products - 0.45%
128	Tootsie Roll Industries, Inc.	4,005

Surety Insurance - 0.16%
56	Assured Guaranty, Ltd.	1,400

Telephone Communication - 2.67%
580	Orange SA	8,761
12,198	Telecom Italia S.p.A. *	15,019
		23,780
Title Insurance - 2.80%
704	Fidelity National Financial, Inc.	24,971

Wholesale-Chemicals & Allied Products - 2.08%
184	Ashland, Inc.	18,514

TOTAL FOR COMMON STOCK (Cost $901,523) - 90.17%		$ 803,118

PUT OPTIONS - 1.10% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Avon Products, Inc.
300	October 2015 Put @ $4.00	249

	iShares MSCI EAFE ETF
700	October 2015 Put @ $57.00	707

	iShares iBoxx $ High Yield Corporate Bond ETF
400	January 2016 Put @ $82.00	1,080

	iShares Russell 2000 ETF
200	September 2015 Put @ $110	142

	iShares Russell 2000 ETF
500	October 2015 Put @ $109	1,090

	iShares Russell 2000 ETF
500	October 2015 Put @ $114	2,555

	SPDR S&P 500 ETF
300	October 2015 Put @ $192	1,215

	SPDR S&P 500 ETF
600	October 2015 Put @ $190	2,550

	Energy Select Sector SPDR ETF
400	October 2015 Put @ $62	820

	Total (Premiums Paid $9,520) - 1.10%	10,408

CALL OPTIONS - 0.29% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Avon Products. Inc.
700	October 2015 Call @ $4.00	35

	Molson Coors Brewing Company
200	January 2016 Call @ $72.50	2,660

	iPath S&P 500 VIX ST Futures ETN
100	October 2015 Call @ $30	74

	Total (Premiums Paid $1,540) - 0.29%	2,769

REAL ESTATE INVESTMENT TRUSTS - 3.97%
1,320	Merlin Properties *	15,707
1,370	Winthrop Realty Trust **	19,673

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $34,653) - 3.97%		35,380

CORPORATE BONDS - 8.79%
27,000	Avon Prods, Inc., 5.00%, 03/15/2023 **	19,271
13,000	Bon-Ton Stores, Inc., 10.625%, 07/15/2017	12,610
10,000	Energy Xxi Gulf Coast, Inc., 11.00%, 03/15/2020	4,700
16,000	Energy XXI, Ltd., 8.25%, 02/15/2018	3,920
22,000	J C Penny Co., Inc., 5.65%, 06/01/2020 **	19,800
10,000	Tervita Corp., 8.00%, 11/15/2018	7,500
19,000	Tervita Corp., 10.875%, 02/15/2018	10,450

TOTAL FOR CORPORATE BONDS (Cost $106,314) - 8.79%		78,251

TOTAL INVESTMENTS (Cost $1,053,549) *** - 104.14%		929,926

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.41%)		(39,241)

NET ASSETS - 100.00%		$ 890,685

* Represents non-income producing security during the period.
** All or a portion of the security is being held as collateral for securities sold short and written options at September 30, 2015.

*** At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,053,549 amounted to $49,220, which consisted of aggregate gross unrealized appreciation of $67,756 and aggregate gross unrealized depreciation of $116,976.

1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,053,549 amounted to $49,220, which consisted of aggregate gross unrealized appreciation of $67,756 and aggregate gross unrealized depreciation of $116,976.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has  determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of September 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$803,118	$0	$0	$803,118
Corporate Bonds	$78,251	$0	$0	$78,251
Put Options	$10,408	$0	$0	$10,408
Call Options	$2,769	$0	$0	$2,769
Real Estate Investment Trusts	$35,380	$0	$0	$35,380
Total	$929,926	$0	$0	$929,926

	PSP Multi-Manager Fund
	Schedule of Securities Sold Short
	September 30, 2015 (Unaudited)

Shares		Value

PUT OPTIONS
	Energy Select Sector SPDR ETF
500	October 2015 Put @ $54.00	80

	iShares iBoxx $ High Yield Corporate Bond ETF
600	January 2016 Put @ $75.00	504

	iShares MSCI EAFE ETF
400	October 2015 Put @ $50.00	48

	iShares Russell 2000 ETF
300	September 2015 Put @ $104.00	12

	iShares Russell 2000 ETF
500	October 2015 Put @ $104.00	350

	iShares Russell 2000 ETF
500	October 2015 Put @ $107.00	710

	Molson Coors Brewing Co.
200	January 2016 Put @ $62.50	180

	SPDR S&P 500 ETF
300	October 2015 Put @ $182.00	351

	SPDR S&P 500 ETF
300	October 2015 Put @ $180.00	1,026

	Total (Premiums Paid $4,295) - 0.85%	3,261

CALL OPTIONS
	iPath S&P 500 VIX ST Futures ETN
100	October 2015 Call @ $36.00	25

	Molson Coors Brewing Co.
100	January 2016 Call @ $82.50	645

	Molson Coors Brewing Co.
100	January 2016 Call @ $85.00	529

	Total (Premiums Paid $639) - 0.69%	1,199

COMMON STOCKS
17	Alibaba Group Holding, Ltd. *	1,002
700	Avon Products, Inc.	2,275
458	Fidessa Group Plc.	12,424
214	Helmerich & Payne, Inc.	10,114
169	Intertek Group	6,212
442	Mattel, Inc.	9,309
14	Molson Coors Brewing Co.	1,162
3,740	Rotork Plc.	9,320
1,164	TAG Immobilien AG	13,792
1,950	Talk Talk Telecom Group Plc. *	9,279
213	WireCard AG	10,163

TOTAL FOR COMMON STOCKS (Proceeds $95,664)		85,052

EXCHANGE TRADED FUNDS
115	iShares Silver Trust EFT *	1,595
139	SPDR S&P 500 EFT	26,631
103	iPath S&P 500 VIX ST Futures ETN	2,640
173	iShares Russell 2000 ETF	18,895
35	SPDR Barclays High Yield Bond ETF	1,248
50	Materials Select Sector SPDR ETF	1,998
206	Industrial Select Sector SPDR ETF	10,277

TOTAL FOR EXCHANGE TRADED FUNDS (Proceeds $64,694)		63,284

FORWARD CONTRACTS
59,843	British Pound Forward	90,495
379,152	Euro Forward	424,123
152,469	Norwegian Krone Forward	17,879
176,033	Swedish Krona Forward	21,055
12,760	Swiss Franc Forward	13,132

TOTAL FOR FORWARD CONTRACTS (Proceeds $576,711)		566,684

TOTAL SECURITIES SOLD SHORT (Proceeds $165,292)		$ 719,480

Valuation Inputs of Securities Short Sold	Level 1	Level 2	Level 3	Total
Common Stock	85,052	$0	$0	$85,052
Exchange Traded Funds	63,284	$0	$0	$63,284
Put Options	$3,261	$0	$0	$3,261
Call Options	$1,199	$0	$0	$1,199
Forward Contracts	566,684	$0	$0	$566,684
Total	$719,480	$0	$0	$719,480

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSP Family of Funds

/s/ Sean McCooey

*Sean McCooey

President

Date November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sean McCooey

*Sean McCooey

President

Date November 30, 2015

* Print the name and title of each signing officer under his or her signature.